APPROPRIATION OF RETAINED EARNINGS UNDER PRINCIPAL OPERATING SUBSIDIARIES´ LOCAL LAWS AND RESTRICTIONS ON DISTRIBUTION OF DIVIDENDS - Narrative (Details) - Legal Reserve	12 Months Ended
Dec. 31, 2024
Colombia
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	50.00%
Saudi Arabia
Disclosure of reserves within equity [line items]
Percentage of entity's profit and loss	10.00%
Percentage of entity's share capital	30.00%